UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-4670

                         Global/International Fund, Inc.
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  1/31/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Emerging Markets Income Fund
Investment Portfolio as of January 31, 2005 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------

                                                                                                         Principal Amount
                                                                                                  ($) (c)        Value ($)
                                                                                ------------------------------------------

Bonds 93.9%
Argentina 3.7%
Republic of Argentina:
Series E, 8.0%, 10/30/2009*                                                     EUR        1,651,473              613,447
9.0%, 11/19/2008*                                                               EUR          511,292              193,254
9.75%, 9/19/2027*                                                                          8,984,000            2,762,580
Series LELI, 10.0%, 6/25/2007*                                                  GBP        1,898,000            1,036,578
11.75%, 4/7/2009*                                                                          1,100,000              332,750
11.75%, 5/20/2011*                                                              EUR          255,646              100,792
11.75%, 11/13/2026*                                                             EUR          541,969              201,317
12.25%, 6/19/2018*                                                                         1,379,625              431,133
12.375%, 2/21/2012*                                                                        4,300,000            1,343,750
                                                                                                              ------------
(Cost $6,167,332)                                                                                               7,015,601

Brazil 21.6%
Federative Republic of Brazil:
Floating Rate Note Debt Conversion Bond, LIBOR
plus .8125%, Series 30YR, 3.063%**, 4/15/2024                                              2,000,000            1,820,000
Floating Rate Note Debt Conversion Bond, LIBOR
Plus .875%, Series 18YR, 3.125%**, 4/15/2012                                               5,408,867            5,168,713
8.875%, 10/14/2019 (e)                                                                     6,200,000            6,401,500
9.25%, 10/22/2010                                                                          1,020,000            1,130,670
10.0%, 8/7/2011                                                                            3,100,000            3,534,000
11.0%, 2/4/2010                                                                 EUR        1,860,000            2,899,379
11.0%, 1/11/2012 (e)                                                                       3,300,000            3,943,500
11.0%, 8/17/2040                                                                           8,280,000            9,584,100
14.5%, 10/15/2009                                                                          4,630,000            6,072,245
                                                                                                              ------------
(Cost $37,085,674)                                                                                             40,554,107

Bulgaria 3.9%
Republic of Bulgaria, 8.25%, 1/15/2015                                                     5,800,000            7,343,960
(Cost $6,742,910)                                                                                             ------------

Dominican Republic 1.2%
Dominican Republic:
Floating Rate Note Debt Conversion Bond, LIBOR
plus .8125%, 3.5%**, 8/30/2024                                                               500,000              418,750
9.04%, 1/23/2013                                                                           1,580,000            1,437,800
9.5%, 9/27/2006                                                                              390,000              379,762
                                                                                                              ------------
(Cost $1,713,545)                                                                                               2,236,312

Ecuador 1.8%
Republic of Ecuador, Step-up Coupon 8.0% to 8/15/2005,
9.0% to 8/15/2006, 10.0% to 8/15/2030                                                      3,600,000            3,321,000
(Cost $3,036,077)                                                                                             ------------

Mexico 11.2%
Mexican Fixed Rate Bonds, Series M-20, 8.0%, 12/7/2023
United Mexican States:                                                          MXN      102,500,000            7,649,035
Series A, 6.625%, 3/3/2015                                                                 1,700,000            1,842,800
Series A, 7.5%, 4/8/2033                                                                   3,400,000            3,802,900
8.3%, 8/15/2031                                                                            6,300,000            7,645,050
                                                                                                              ------------
(Cost $19,638,773)                                                                                             20,939,785

Nigeria 0.8%
Central Bank of Nigeria, Series WW, 6.25%, 11/15/2020                                      1,500,000            1,425,000
(Cost $1,430,296)                                                                                             ------------

Philippines 6.1%
Republic of Philippines:
Series REG S, 9.125%, 2/22/2010                                                 EUR        1,100,000            1,559,132
9.375%, 1/18/2017                                                                          5,800,000            6,206,203
9.5%, 2/2/2030                                                                             1,900,000            1,888,125
9.875%, 1/15/2019                                                                          1,750,000            1,857,187
                                                                                                              ------------
(Cost $11,286,902)                                                                                             11,510,647

Romania 2.2%
Republic of Romania, 8.5%, 5/8/2012 (e)                                         EUR        2,470,000            4,137,088
(Cost $3,032,535)                                                                                             ------------

Russia 19.2%
Aries Vermogensverwaltung GmbH:
Series B, 7.75%, 10/25/2009                                                     EUR        2,500,000            3,704,510
Series C, 9.6%, 10/25/2014                                                                 3,000,000            3,707,940
Russian Federation, Series REG S, Step-up Coupon,
5.0% to 3/31/2007, 7.5% to 3/31/2030                                                      16,700,000           17,531,660
11.0%, 7/24/2018                                                                           5,600,000            7,958,160
Russian Ministry of Finance, Series V, 3.0%, 5/14/2008                                     3,400,000            3,171,520
                                                                                                              ------------
(Cost $32,898,405)                                                                                             36,073,790

Turkey 10.4%
Republic of Turkey:
7.375%, 2/5/2025                                                                             600,000              593,250
10.5%, 1/13/2008                                                                             500,000              570,000
11.5%, 1/23/2012                                                                           2,900,000            3,697,500
11.75%, 6/15/2010                                                                          3,160,000            3,938,664
11.875%, 1/15/2030 (e)                                                                     2,470,000            3,532,100
12.375%, 6/15/2009                                                                         2,250,000            2,799,225
20.0%, 10/17/2007                                                               TRY        5,204,451            4,426,998
                                                                                                              ------------
(Cost $18,357,949)                                                                                             19,557,737

Ukraine 1.2%
Government of Ukraine:
Series REG S, 6.875%, 3/4/2011                                                             1,550,000            1,633,080
7.65%, 6/11/2013                                                                             510,000              559,419
                                                                                                              ------------
(Cost $2,024,960)                                                                                               2,192,499

United States 4.9%
Pemex Project Funding Master Trust, 144A, 8.625%, 12/1/2023                                  400,000              472,000
US Treasury Bond, 7.5%, 11/15/2016
                                                                                           6,700,000            8,649,546
                                                                                                              ------------
(Cost $8,994,435)                                                                                               9,121,546

Venezuela 5.7%
Republic of Venezuela:
Floating Rate Debt Conversion Bond, LIBOR
plus 1.00%, 3.693%**, 4/20/2011                                                            2,290,000            2,064,435
Series A, Collateralized Par Bond, 6.75%, 3/31/2020                                        1,250,000            1,231,250
9.25%, 9/15/2027                                                                           4,600,000            4,738,000
10.75%, 9/19/2013                                                                          2,300,000            2,656,500
                                                                                                              ------------
(Cost $10,355,053)                                                                                             10,690,185

Total Bonds ($162,764,846)                                                                                    176,119,257
                                                                                                              ------------
Loan Participation 1.3%
Algeria 1.3%
Republic of Algeria, Floating Rate Debt Conversion Bond,
LIBOR plus .8125, 2.813%**, 3/4/2010
(Cost $2,378,465)                                                                          2,461,250            2,436,638
                                                                                                              ------------

                                                                                              Shares             Value ($)

Securities Lending Collateral 8.3%
Daily Assets Fund Institutional, 2.35% (b)(d)
(Cost $15,540,500)                                                                        15,540,500           15,540,500
                                                                                                              ------------
Cash Equivalents 3.3%
Scudder Cash Management QP Trust, 2.30% (a)
(Cost $6,285,159)                                                                          6,285,159            6,285,159
                                                                                                              ------------

                                                                                                % of
                                                                                            Net Assets         Value ($)
                                                                                            ----------         ---------

Total Investment Portfolio  (Cost $186,968,970)                                                106.8          200,381,554
Other Assets and Liabilities, Net                                                               -6.8          -12,696,059
                                                                                                              ------------
Net Assets                                                                                     100.0          187,685,495
                                                                                                              ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default.

                                 Maturity                       Principal                       Acquisition
Security           Coupon          Date                           Amount                          Cost             Value ($)
--------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina:
                    8.0%        10/30/2009                         1,651,473          EUR          428,726           613,447
                    9.0%        11/19/2008                           511,292          EUR          147,906           193,254
                   9.75%         9/19/2027                         8,984,000          USD        2,698,894         2,762,580
                   10.0%         6/25/2007                         1,898,000          GBP          591,911         1,036,578
                   11.75%        4/7/2009                          1,100,000          USD          341,000           332,750
                   11.75%        5/20/2011                           255,646          EUR           77,775           100,792
                   11.75%       11/13/2026                           541,969          EUR          180,394           201,317
                   12.25%        6/19/2018                         1,379,625          USD          363,876           431,133
                  12.375%        2/21/2012                         4,300,000          USD        1,336,775         1,343,750
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          $        6,167,257 $        7,015,601
--------------------------------------------------------------------------------------------------------------------------------

** These securities are shown at their current rate as of January 31, 2005.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) Principal amount stated in US dollars unless otherwise noted.

(d) Represents collateral held in connection with securities lending.

(e) All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2005 amounted to $15,531,214, which is 8.3% of total net assets.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR:  Represents the London InterBank Offered Rate.

As of January 31, 2005, the Fund had the following open forward foreign currency exchange contracts:

                                                                                                 Unrealized
                                                                                                Appreciation
          Contracts to Deliver                      In Exchange For                Date            (US $)
----------------------------------------------------------------------------------------------------------------
USD                             1,782,128 ARS                        5,235,000   4/28/2005               14,526
----------------------------------------------------------------------------------------------------------------
USD                             1,870,000 BRL                        5,234,130   4/28/2005               71,407
----------------------------------------------------------------------------------------------------------------
USD                             1,500,000 UAH                        8,400,000   9/15/2005               43,649
----------------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                           129,582
----------------------------------------------------------------------------------------------------------------

                                                                                                 Unrealized
                                                                                                Depreciation
          Contracts to Deliver                      In Exchange For                Date            (US $)
----------------------------------------------------------------------------------------------------------------
BRL                             5,234,130 USD                        1,862,680   4/28/2005              (78,727)
----------------------------------------------------------------------------------------------------------------
USD                             2,275,409 EUR                        1,735,000   4/28/2005              (10,933)
----------------------------------------------------------------------------------------------------------------
EUR                            11,995,000 USD                       15,614,011   4/28/2005              (41,542)
----------------------------------------------------------------------------------------------------------------
GBP                               400,000 USD                          744,360   4/28/2005               (5,213)
----------------------------------------------------------------------------------------------------------------
USD                             1,901,544 IDR                   17,477,000,000   4/28/2005               (6,587)
----------------------------------------------------------------------------------------------------------------
MXN                            81,877,000 USD                        7,179,674   4/28/2005              (23,742)
----------------------------------------------------------------------------------------------------------------
TRY                             2,814,372 USD                        1,980,000   4/28/2005              (51,484)
----------------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                          (218,228)
----------------------------------------------------------------------------------------------------------------


Currency Abbreviations
--------------------------------------------------------------------------------
ARS        Argentine Peso            MXN               Mexican Peso
--------------------------------------------------------------------------------
BRL        Brazilian Real            TRY               Turkish Lira
--------------------------------------------------------------------------------
EUR        Euro                      UAH               Ukraine Hryvna
--------------------------------------------------------------------------------
GBP        British Pound             USD               United States Dollar
--------------------------------------------------------------------------------
IDR        Indonesian Rupiah
--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Emerging Markets Income Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Emerging Markets Income Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               March 11, 2005